UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – August 31, 2013

Item 1: Reports to Shareholders

Annual Report | August 31, 2013
Vanguard Money Market Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Prime Money Market Fund.	11
Federal Money Market Fund.	35
Admiral Treasury Money Market Fund.	47
About Your Fund’s Expenses.	59
Trustees Approve Advisory Arrangement.	61
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2013

	7-Day SEC	Total
	Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.02%
Institutional Shares	0.04	0.07
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.02%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

While longer-term interest rates jumped during the 12 months ended August 31, 2013, because of uncertainty about when the Federal Reserve might start scaling back its stimulus efforts, shorter-term bond yields remained exceptionally low. Consequently, money market returns remained paper thin. Vanguard Prime Money Market Fund returned 0.02% for Investor Shares and 0.07% for Institutional Shares, which have a lower expense ratio. Vanguard Federal Money Market Fund returned 0.01% and Vanguard Admiral Treasury Money Market Fund returned 0.02%. Although it’s of little comfort, the funds managed to do better than the average return of their peer groups, which in each case was 0.00%.

As of August 31, the Prime Money Market Fund’s 7-day SEC yield had slipped to 0.01% from 0.04% a year earlier for Investor Shares and to 0.04% from 0.11% for Institutional Shares. At the end of the period, the 7-day SEC yield was 0.02% for the Federal Money Market Fund and 0.01% for the Admiral Treasury Money Market Fund. (These two funds have been closed to new investors since 2009.)

On a separate note, the Securities and Exchange Commission proposed a number of regulatory changes for money market funds in June. Vanguard has been active in working with the SEC and other agencies to preserve these funds’ time-tested benefits. We will continue to take the lead in advocating for the value we see in these funds for our shareholders and their portfolios.

Bond returns turned negative amid worry about the Fed’s next move
Bonds, which maintained slightly positive returns overall through the first eight months of the period, reversed course in May and then continued to retreat as investors anticipated reductions in the Fed’s bond-buying program.

The broad U.S. taxable bond market returned –2.47% for the 12 months. The yield of the 10-year Treasury note finished at 2.76%, up from 1.56% at the end of August 2012. Municipal bonds suffered more, returning –3.70% for the fiscal year.

Stocks posted robust results despite setbacks at the finish
U.S. stocks advanced about 20% in the 12 months ended August 31 despite slipping in June and August. Through most of the fiscal year, stocks surged as the economy continued to show modest growth and investors appeared more receptive to risk.

Much of the market’s recent weakness was linked to concerns over monetary policy. Heightened strife in the Middle East also contributed to anxiety in the global markets.

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2013
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-2.47%	2.58%	4.93%
Barclays Municipal Bond Index (Broad tax-exempt market)	-3.70	2.45	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.17

Stocks
Russell 1000 Index (Large-caps)	19.84%	18.74%	7.59%
Russell 2000 Index (Small-caps)	26.27	20.50	7.98
Russell 3000 Index (Broad U.S. market)	20.32	18.87	7.63
MSCI All Country World Index ex USA (International)	12.98	6.93	1.48

CPI
Consumer Price Index	1.52%	2.32%	1.32%

International stocks in aggregate finished with a return of about 13%. Developed markets in the Pacific region and Europe posted results closer to those of the United States. Returns for emerging-market stocks were virtually flat as economic growth slowed in China and Brazil.

Although global economic worries and tensions over conflicts abroad have unsettled markets, Jonathan Lemco, a senior sovereign debt analyst in Vanguard’s Taxable Credit Research Group, pointed out that investors can still manage risks amid international instability. “Vanguard believes a diversified portfolio is the best way to spread the risk of geopolitical uncertainty,” he said.

Longer-term rates driven higher, while shorter-term rates stayed low
With growth remaining sluggish and unemployment high, the Federal Reserve continued to provide unprecedented stimulus to the economy throughout the period. Its efforts included buying $40 billion per month of mortgage bonds to support the housing market and $45 billion per month of Treasuries to hold borrowing costs down for households and businesses. The Fed also kept its federal funds target rate—the rate banks charge one another for overnight loans—anchored at 0.00%–0.25% to keep short-term interest rates low.

Given the magnitude of this support, it was not surprising that the financial markets were rattled when Fed officials began

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.16%	0.09%	0.23%
Federal Money Market Fund	0.16	—	0.12
Admiral Treasury Money Market Fund	0.10	—	0.08

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2013, the funds’ expense ratios were: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.13%; for the Admiral Treasury Money Market Fund, 0.08%. The expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.17%; for the Federal Money Market Fund, 0.14%; for the Admiral Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

signaling in May that further improvements in the housing and labor markets might warrant “letting up a bit on the gas pedal,” as the Fed chairman put it, before the end of the year. The prospect of the central bank beginning to taper its efforts sooner than the market had been anticipating drove the yields of longer-term bonds substantially higher and their prices lower. (Bond yields and prices move in opposite directions.)

Short-term bond yields were affected much less, however, as they more closely track the federal funds target rate, which the Fed expects to keep near zero for some time. Its latest guidance was that the rate will stay exceptionally low at least as long as inflation remains contained and the unemployment rate stays above 6.5% (the rate stood at 7.3% in August).

While money market yields were meager, the funds’ advisor, Vanguard Fixed Income Group, was able to add value by keeping costs low and by seeking out relative value opportunities among securities with high credit quality.

A source of liquidity and safety for all three funds was their “risk-free” holdings in U.S. Treasury bills. During the period, the advisor found more relative value for the Federal and Prime Money Market Funds among U.S. government obligations—primarily notes issued by Fannie Mae and

Total Returns
Ten Years Ended August 31, 2013
Average
Annual Return
Prime Money Market Fund Investor Shares	1.77%
Money Market Funds Average	1.38
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Federal Money Market Fund	1.70%
Government Money Market Funds Average	1.35
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Treasury Money Market Fund	1.61%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.20
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

Freddie Mac that are not backed by the full faith and credit of the U.S. government but are nonetheless of very high credit quality.

Within the Prime Money Market Fund, which has a broader investment mandate, the advisor also took advantage of opportunities to invest in high-quality foreign debt denominated in U.S. dollars. The yields on offer and the advantage of greater diversification led the advisor to invest in securities of Canadian and Australian banks in particular, while avoiding their European counterparts during the period under review.

Money market returns haven’t always been so low
While short-term interest rates have been negligible for several years now, the annualized return of the funds over the last ten years reflects the higher rates that existed before the financial crisis. The average annual return for the Prime Money Market Fund over the past ten years was 1.77% for Investor Shares and 1.91% for Institutional Shares. The Federal Money Market Fund returned 1.70% and the Admiral Treasury Money Market Fund returned 1.61% for the same period. It’s pleasing to note that the returns of all three funds were well ahead of the average returns of their peer groups, thanks in part to the experienced and

Changes in Yields
		7-Day SEC Yield
	August 31,	August 31,
Money Market Fund	2013	2012
Prime
Investor Shares	0.01%	0.04%
Institutional Shares	0.04	0.11
Federal	0.02	0.01
Admiral Treasury	0.01	0.02

astute management team that oversees the funds as well as our low-cost structure for running them.

In pursuing investment goals, your long-term asset mix is key
As I mentioned earlier, financial markets were rattled by the prospect that the Fed might begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements,

Your fund distributed a small capital gain
Shortly after the close of the fiscal year, your money market fund made a small distribution of short-term capital gains. You can view the amount per share on
Vanguard’s website by visiting the “Distributions” section of your fund’s profile.

Although uncommon for money market funds, capital gains distributions have become more common in recent years because of the unusual interest rate environment. Declining rates drive up the prices of securities, which then may generate a gain if they are sold. These short-term capital gains are taxed as ordinary income.

Consistent with their investment objectives, all three funds maintained their share price of $1, as is expected but not guaranteed.

investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 13, 2013

Advisor’s Report

For the 12 months ended August 31, 2013, returns for the three Vanguard Money Market Funds in this report were negligible, ranging from 0.01% for the Federal Money Market Fund to 0.07% for Institutional Shares of the Prime Money Market Fund. The average return for each fund’s peer group was 0%.

The Federal Reserve has continued to keep short-term rates at extremely low levels since December 2008, extending what has been a challenging environment for money market investors. Moreover, while economic conditions have shown steady improvement, the pace remains subdued, leading us to conclude that we are headed for another year of exceptionally low returns for money market funds.

Portfolio adjustments
Given our outlook for interest rates, we kept the weighted average maturity of the portfolio at the upper end of the permitted range. This allowed us to capture more of the higher yields offered by longer-dated securities.

We continue to manage our investments with an eye toward maintaining a high degree of liquidity and safety in the portfolios. Our allocation to U.S. Treasury and agency securities in the Prime Money Market Fund, our flagship fund, is crucial to achieving this goal. During critical periods throughout the financial crisis, U.S. Treasury and agency securities outperformed other money market assets while remaining highly liquid. Their yields may be lower because of their superior quality and liquidity, but Vanguard’s expense ratio advantage helps balance that out.

That said, the Admiral Treasury Money Market Fund and the Prime Money Market Fund had both lightened their allocation a little to Treasuries by the end of the period in favor of the slightly better yields available from agency securities. In addition, we shifted the asset mix of the Prime Money Market Fund to take advantage of relative value opportunities, primarily in Canadian government debt issued in U.S. dollars and commercial paper issued by U.S. industrial corporations.

The outlook
We have continued to monitor conditions in Europe, but refrained from investing in European banks during the period. While we still believe a number of countries in the southern periphery of Europe remain vulnerable to external shocks and counterproductive domestic policy choices, the conditions that led us to avoid all European bank debt have subsided. As of this writing, we have begun to diversify our holdings, primarily by adding securities issued by a limited number of U.K. and Northern European banks. These institutions were insulated from the conditions that plagued their southern counterparts.

The Securities and Exchange Commission (SEC) recently proposed money market fund reforms that go beyond the changes the commission adopted in 2010 in the wake of the financial crisis to enhance the funds’ stability and safety. We appreciate the commission’s efforts in moving this debate forward and have welcomed the opportunity to review and comment on its latest proposal to ensure that your interests are represented.

While the regulatory environment is going to continue to evolve, we remain confident in the stability and safety of our money market funds, in part because we manage our funds conservatively, keep costs low, and invest only in securities that our skilled and experienced credit analysts identify as being of the highest quality.

David R. Glocke, Principal
Vanguard Fixed Income Group
September 19, 2013

Prime Money Market Fund

Fund Profile
As of August 31, 2013

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.09%
7-Day SEC Yield	0.01%	0.04%
Average Weighted
Maturity	59 days	59 days

Sector Diversification (% of portfolio)
Certificates of Deposit	10.6%
Corporate Bonds	0.2
Repurchase Agreements	0.1
U.S. Commercial Paper	11.2
U.S. Government Agency Obligations	35.4
U.S. Treasury Bills	14.4
Yankee/Foreign	25.0
Other	3.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2013, the expense ratios were 0.16% for Investor Shares and 0.10% for Institutional Shares. The expense ratio for the Prime Money Market Fund Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio for the Prime Money Market Fund Investor Shares was 0.17%.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2003, Through August 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended August 31, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Prime Money Market Fund Investor
Shares	0.02%	0.30%	1.77%	$11,915
Money Market Funds Average	0.00	0.13	1.38	11,474
Citigroup Three-Month U.S. Treasury
Bill Index	0.07	0.17	1.62	11,739

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Institutional
Shares	0.07%	0.41%	1.91%	$6,044,202
Institutional Money Market Funds Average	0.01	0.22	1.66	5,893,100
Citigroup Three-Month U.S. Treasury Bill
Index	0.07	0.17	1.62	5,877,371

See Financial Highlights for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2003, Through August 31, 2013
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2004	0.83%	0.39%
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
7-day SEC yield (8/31/2013): 0.01%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.02%	0.38%	1.78%
Institutional Shares	10/3/1989	0.09	0.49	1.93

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (50.7%)
2	Fannie Mae Discount Notes	0.150%	9/3/13	1,000,000	999,992
2	Fannie Mae Discount Notes	0.135%–0.140%	9/11/13	125,486	125,481
2	Fannie Mae Discount Notes	0.140%	12/26/13	175,000	174,921
2	Fannie Mae Discount Notes	0.110%	1/8/14	250,000	249,901
3	Federal Home Loan Bank Discount Notes	0.075%–0.078%	9/6/13	667,766	667,759
3	Federal Home Loan Bank Discount Notes	0.078%–0.137%	9/11/13	899,195	899,171
3	Federal Home Loan Bank Discount Notes	0.090%–0.140%	9/13/13	812,600	812,571
3	Federal Home Loan Bank Discount Notes	0.100%	9/18/13	23,175	23,174
3	Federal Home Loan Bank Discount Notes	0.100%–0.130%	9/20/13	1,105,706	1,105,644
3	Federal Home Loan Bank Discount Notes	0.120%	10/9/13	42,500	42,495
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	10/16/13	191,039	191,014
3	Federal Home Loan Bank Discount Notes	0.105%	10/18/13	781,800	781,693
3	Federal Home Loan Bank Discount Notes	0.103%	10/25/13	350,000	349,946
3	Federal Home Loan Bank Discount Notes	0.105%	10/30/13	1,303,000	1,302,776
3	Federal Home Loan Bank Discount Notes	0.105%–0.108%	11/1/13	128,172	128,149
3	Federal Home Loan Bank Discount Notes	0.100%	11/13/13	308,000	307,938
3	Federal Home Loan Bank Discount Notes	0.100%	11/15/13	593,770	593,646
3	Federal Home Loan Bank Discount Notes	0.100%	11/19/13	44,000	43,990
3	Federal Home Loan Bank Discount Notes	0.050%–0.105%	11/22/13	458,000	457,926
3	Federal Home Loan Bank Discount Notes	0.100%–0.105%	11/27/13	805,000	804,803
3	Federal Home Loan Bank Discount Notes	0.055%	11/29/13	51,000	50,993
3	Federal Home Loan Bank Discount Notes	0.098%	2/12/14	42,000	41,981
3	Federal Home Loan Bank Discount Notes	0.098%–0.100%	2/14/14	80,842	80,805
3	Federal Home Loan Bank Discount Notes	0.095%–0.100%	2/19/14	534,500	534,249
3,[4]	Federal Home Loan Banks	0.133%	11/22/13	150,000	149,993
3,[4]	Federal Home Loan Banks	0.156%	12/6/13	50,000	49,999
3,[4]	Federal Home Loan Banks	0.159%	12/26/13	1,525,000	1,525,000
3,[4]	Federal Home Loan Banks	0.104%	1/15/14	135,000	134,998
3,[4]	Federal Home Loan Banks	0.136%	4/3/14	1,465,000	1,465,000
3,[4]	Federal Home Loan Banks	0.124%	4/25/14	388,000	388,000
3,[4]	Federal Home Loan Banks	0.126%	6/5/14	400,000	400,000
3,[4]	Federal Home Loan Banks	0.126%	6/5/14	150,000	150,000
3,[4]	Federal Home Loan Banks	0.126%	6/6/14	1,400,000	1,400,000
3,[4]	Federal Home Loan Banks	0.126%	6/6/14	931,500	931,500
3,[4]	Federal Home Loan Banks	0.126%	7/3/14	482,000	482,000
3,[4]	Federal Home Loan Banks	0.167%	10/1/14	150,000	149,967

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3,[4]	Federal Home Loan Banks	0.139%	2/27/15	496,000	495,925
2,[4]	Federal Home Loan Mortgage Corp.	0.156%	11/4/13	64,780	64,780
2,[4]	Federal National Mortgage Assn.	0.155%	11/8/13	1,365,500	1,365,428
2,[4]	Federal National Mortgage Assn.	0.155%	11/14/13	1,000,000	999,940
2,[4]	Federal National Mortgage Assn.	0.165%	9/11/14	2,350,000	2,349,512
2,[4]	Federal National Mortgage Assn.	0.154%	2/27/15	3,350,000	3,348,748
2,[4]	Federal National Mortgage Assn.	0.156%	8/5/15	1,775,000	1,774,305
2	Freddie Mac Discount Notes	0.140%	9/3/13	307,000	306,998
2	Freddie Mac Discount Notes	0.133%–0.135%	9/9/13	351,667	351,657
2	Freddie Mac Discount Notes	0.128%	9/16/13	58,528	58,525
2	Freddie Mac Discount Notes	0.125%	9/23/13	50,000	49,996
2	Freddie Mac Discount Notes	0.125%	9/30/13	840,000	839,915
2	Freddie Mac Discount Notes	0.090%	10/22/13	50,000	49,994
2	Freddie Mac Discount Notes	0.100%	11/4/13	613,484	613,375
2	Freddie Mac Discount Notes	0.075%–0.100%	11/12/13	297,995	297,940
2	Freddie Mac Discount Notes	0.075%–0.100%	11/18/13	578,467	578,364
2	Freddie Mac Discount Notes	0.100%	11/25/13	325,000	324,923
2	Freddie Mac Discount Notes	0.100%–0.140%	12/3/13	286,750	286,667
2	Freddie Mac Discount Notes	0.150%	12/16/13	121,630	121,576
2	Freddie Mac Discount Notes	0.150%	12/23/13	1,040,625	1,040,135
2	Freddie Mac Discount Notes	0.138%	12/30/13	520,000	519,761
2	Freddie Mac Discount Notes	0.098%	1/13/14	300,000	299,891
2	Freddie Mac Discount Notes	0.095%–0.100%	2/18/14	248,500	248,384
	United States Treasury Bill	0.120%	9/5/13	850,000	849,989
	United States Treasury Bill	0.113%	9/12/13	1,000,000	999,966
	United States Treasury Bill	0.038%–0.040%	9/26/13	2,500,000	2,499,938
	United States Treasury Bill	0.108%–0.111%	10/3/13	1,710,000	1,709,834
	United States Treasury Bill	0.101%	10/10/13	500,000	499,946
	United States Treasury Bill	0.085%	11/7/13	725,000	724,885
	United States Treasury Bill	0.056%–0.057%	11/14/13	1,500,000	1,499,826
	United States Treasury Bill	0.038%–0.041%	11/29/13	3,600,000	3,599,642
	United States Treasury Bill	0.073%	1/23/14	500,000	499,854
	United States Treasury Bill	0.073%–0.077%	2/6/14	2,828,834	2,827,909
	United States Treasury Bill	0.077%	2/13/14	1,000,000	999,647
	United States Treasury Bill	0.078%	2/20/14	2,190,000	2,189,187
	United States Treasury Note/Bond	3.125%	9/30/13	594,000	595,439
	United States Treasury Note/Bond	0.500%	10/15/13	447,000	447,215
	United States Treasury Note/Bond	2.750%	10/31/13	415,000	416,809
	United States Treasury Note/Bond	0.500%	11/15/13	517,800	518,207
	United States Treasury Note/Bond	4.250%	11/15/13	481,000	485,051
	United States Treasury Note/Bond	0.250%	11/30/13	40,000	40,015
	United States Treasury Note/Bond	2.000%	11/30/13	568,000	570,656
	United States Treasury Note/Bond	0.750%	12/15/13	1,234,000	1,236,294
	United States Treasury Note/Bond	0.125%	12/31/13	148,500	148,514
	United States Treasury Note/Bond	1.000%	1/15/14	1,681,000	1,686,553
	United States Treasury Note/Bond	1.250%	2/15/14	1,304,000	1,310,650
	United States Treasury Note/Bond	4.000%	2/15/14	700,000	712,374
	United States Treasury Note/Bond	0.250%	2/28/14	764,000	764,414
	United States Treasury Note/Bond	1.875%	2/28/14	267,000	269,341
	United States Treasury Note/Bond	1.250%	3/15/14	1,225,000	1,232,480
	United States Treasury Note/Bond	0.250%	3/31/14	357,000	357,282
	United States Treasury Note/Bond	1.750%	3/31/14	746,000	752,953
	United States Treasury Note/Bond	1.250%	4/15/14	599,000	603,198
Total U. S. Government and Agency Obligations (Cost $65,432,282)					65,432,282

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Commercial Paper (28.0%)
Finance—Auto (2.4%)
American Honda Finance Corp.	0.130%	9/18/13	65,000	64,996
American Honda Finance Corp.	0.130%	9/19/13	165,750	165,739
American Honda Finance Corp.	0.150%	9/23/13	10,000	9,999
American Honda Finance Corp.	0.135%–0.150%	9/24/13	81,100	81,093
American Honda Finance Corp.	0.135%–0.180%	9/25/13	65,000	64,994
American Honda Finance Corp.	0.130%–0.160%	10/4/13	125,500	125,484
American Honda Finance Corp.	0.120%–0.150%	10/21/13	248,500	248,450
American Honda Finance Corp.	0.120%–0.130%	10/22/13	36,000	35,994
American Honda Finance Corp.	0.120%	10/28/13	77,700	77,685
American Honda Finance Corp.	0.120%	10/29/13	27,750	27,745
American Honda Finance Corp.	0.120%	11/6/13	55,500	55,488
American Honda Finance Corp.	0.110%	11/12/13	69,250	69,235
American Honda Finance Corp.	0.120%	11/13/13	142,000	141,965
5 BMW US Capital LLC	0.120%	9/3/13	24,500	24,500
5 BMW US Capital LLC	0.120%	9/4/13	24,000	24,000
5 BMW US Capital LLC	0.120%	9/5/13	49,500	49,499
5 BMW US Capital LLC	0.120%	9/11/13	39,500	39,499
5 BMW US Capital LLC	0.120%	9/12/13	22,000	21,999
5 BMW US Capital LLC	0.120%	9/23/13	67,000	66,995
5 BMW US Capital LLC	0.130%	10/7/13	22,000	21,997
5 BMW US Capital LLC	0.130%	10/8/13	18,000	17,998
5 BMW US Capital LLC	0.130%	10/9/13	35,250	35,245
5 BMW US Capital LLC	0.130%	10/11/13	30,000	29,996
5 BMW US Capital LLC	0.130%	10/15/13	66,000	65,990
5 BMW US Capital LLC	0.130%	10/16/13	89,500	89,485
5 BMW US Capital LLC	0.130%	10/17/13	34,250	34,244
5 BMW US Capital LLC	0.130%	10/18/13	52,000	51,991
5 BMW US Capital LLC	0.110%	10/21/13	29,750	29,745
5 BMW US Capital LLC	0.110%	10/28/13	117,800	117,780
5 BMW US Capital LLC	0.120%	11/4/13	50,000	49,989
5 BMW US Capital LLC	0.120%	11/5/13	22,500	22,495
Toyota Motor Credit Corp.	0.210%	9/11/13	32,670	32,668
Toyota Motor Credit Corp.	0.240%	10/1/13	26,250	26,245
Toyota Motor Credit Corp.	0.230%	10/2/13	168,000	167,967
Toyota Motor Credit Corp.	0.220%	10/15/13	32,000	31,991
Toyota Motor Credit Corp.	0.210%	11/8/13	189,000	188,925
4 Toyota Motor Credit Corp.	0.175%	12/10/13	221,000	221,000
4 Toyota Motor Credit Corp.	0.175%	12/11/13	194,000	194,000
Toyota Motor Credit Corp.	0.240%	1/6/14	74,000	73,937
Toyota Motor Credit Corp.	0.230%	2/3/14	157,750	157,594
				3,056,641
Finance—Other (3.0%)
General Electric Capital Corp.	0.150%	10/2/13	297,000	296,962
General Electric Capital Corp.	0.150%	10/4/13	248,000	247,966
General Electric Capital Corp.	0.150%	10/8/13	198,000	197,969
General Electric Capital Corp.	0.130%	10/11/13	157,000	156,977
General Electric Capital Corp.	0.190%	10/15/13	99,000	98,977
General Electric Capital Corp.	0.130%	10/18/13	150,000	149,974
General Electric Capital Corp.	0.130%	10/23/13	80,000	79,985
General Electric Capital Corp.	0.150%	10/25/13	248,000	247,944
General Electric Capital Corp.	0.150%	11/1/13	196,000	195,950
General Electric Capital Corp.	0.150%	11/4/13	196,000	195,948

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	General Electric Capital Corp.	0.150%	11/7/13	33,000	32,991
	General Electric Capital Corp.	0.150%	11/22/13	250,000	249,915
	General Electric Capital Corp.	0.150%	12/5/13	175,000	174,931
5	Jupiter Securitization Co. LLC	0.130%	9/27/13	25,000	24,998
5	Old Line Funding LLC	0.160%	9/17/13	49,500	49,496
5	Old Line Funding LLC	0.120%–0.130%	9/23/13	67,685	67,680
5	Old Line Funding LLC	0.170%	9/25/13	134,000	133,985
5	Old Line Funding LLC	0.150%–0.200%	10/17/13	260,127	260,062
5	Old Line Funding LLC	0.200%	10/18/13	222,000	221,942
5	Old Line Funding LLC	0.200%	10/22/13	38,000	37,989
5	Old Line Funding LLC	0.200%	10/23/13	14,098	14,094
5	Old Line Funding LLC	0.200%	10/24/13	50,000	49,985
5	Old Line Funding LLC	0.200%	10/25/13	24,500	24,493
5	Old Line Funding LLC	0.200%	10/29/13	40,500	40,487
5	Old Line Funding LLC	0.200%	11/1/13	78,000	77,974
5	Old Line Funding LLC	0.200%	11/8/13	39,500	39,485
5	Old Line Funding LLC	0.200%	11/12/13	222,000	221,911
5	Old Line Funding LLC	0.190%–0.200%	11/18/13	133,500	133,442
5	Old Line Funding LLC	0.200%	12/9/13	83,500	83,454
5	Old Line Funding LLC	0.200%	12/18/13	76,000	75,954
5	Old Line Funding LLC	0.200%	12/23/13	40,000	39,975
5	Old Line Funding LLC	0.200%	1/6/14	26,000	25,982
					3,949,877
Foreign Banks (3.5%)
[4],5	Australia & New Zealand Banking Group, Ltd.	0.185%	10/8/13	466,500	466,500
[4],5	Australia & New Zealand Banking Group, Ltd.	0.185%	10/9/13	298,000	298,000
[4],5	Australia & New Zealand Banking Group, Ltd.	0.185%	11/8/13	240,000	240,000
[4],5	Australia & New Zealand Banking Group, Ltd.	0.184%	11/25/13	37,000	37,000
[4],5	Australia & New Zealand Banking Group, Ltd.	0.183%	12/23/13	123,000	123,000
[4],5	Australia & New Zealand Banking Group, Ltd.	0.174%	1/24/14	264,000	264,000
5	Commonwealth Bank of Australia	0.230%	10/22/13	43,000	42,986
5	Commonwealth Bank of Australia	0.220%	10/29/13	28,143	28,133
[4],5	Commonwealth Bank of Australia	0.316%	11/1/13	46,500	46,508
5	Commonwealth Bank of Australia	0.225%	11/12/13	100,000	99,955
5	Commonwealth Bank of Australia	0.220%	12/2/13	40,000	39,978
5	Commonwealth Bank of Australia	0.215%	12/5/13	30,905	30,888
5	Commonwealth Bank of Australia	0.215%–0.230%	12/16/13	205,015	204,881
[4],5	Westpac Banking Corp.	0.184%	9/25/13	185,000	185,000
[4],5	Westpac Banking Corp.	0.184%	9/26/13	185,000	185,000
[4],5	Westpac Banking Corp.	0.184%	9/27/13	185,000	185,000
[4],5	Westpac Banking Corp.	0.182%	9/30/13	670,000	670,000
[4],5	Westpac Banking Corp.	0.182%	9/30/13	450,000	450,000
[4],5	Westpac Banking Corp.	0.184%	10/16/13	150,000	150,000
[4],5	Westpac Banking Corp.	0.184%	10/21/13	150,000	150,000
[4],5	Westpac Banking Corp.	0.184%	10/25/13	73,000	73,000
[4],5	Westpac Banking Corp.	0.184%	10/28/13	100,000	100,000
[4],5	Westpac Banking Corp.	0.186%	11/7/13	218,000	218,000
[4],5	Westpac Banking Corp.	0.184%	11/20/13	73,000	73,000
[4],5	Westpac Banking Corp.	0.318%	1/13/14	118,000	118,049
[4],5	Westpac Banking Corp.	0.315%	1/24/14	39,500	39,518
					4,518,396
Foreign Governments (7.1%)
	Canada	0.170%	9/27/13	37,000	36,995
	Canada	0.170%	10/7/13	18,000	17,997

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 CPPIB Capital Inc.	0.150%	9/3/13	25,000	25,000
8 CPPIB Capital Inc.	0.150%	9/9/13	250,000	249,992
8 CPPIB Capital Inc.	0.150%	9/10/13	298,000	297,989
8 CPPIB Capital Inc.	0.150%	9/11/13	248,000	247,990
8 CPPIB Capital Inc.	0.150%	9/12/13	49,500	49,498
8 CPPIB Capital Inc.	0.150%	9/17/13	77,000	76,995
8 CPPIB Capital Inc.	0.150%	9/23/13	127,500	127,488
8 CPPIB Capital Inc.	0.150%	9/24/13	100,000	99,990
8 CPPIB Capital Inc.	0.150%	9/25/13	44,000	43,996
8 CPPIB Capital Inc.	0.150%	10/2/13	151,500	151,480
8 CPPIB Capital Inc.	0.150%	10/10/13	19,000	18,997
8 CPPIB Capital Inc.	0.150%–0.190%	10/11/13	82,000	81,985
8 CPPIB Capital Inc.	0.150%	10/16/13	20,000	19,996
8 CPPIB Capital Inc.	0.150%	10/21/13	15,750	15,747
8 CPPIB Capital Inc.	0.180%	10/22/13	29,000	28,993
8 CPPIB Capital Inc.	0.190%	11/1/13	107,000	106,966
8 CPPIB Capital Inc.	0.190%	11/7/13	148,000	147,948
8 CPPIB Capital Inc.	0.190%	11/8/13	36,000	35,987
8 CPPIB Capital Inc.	0.150%–0.190%	11/12/13	221,000	220,917
8 CPPIB Capital Inc.	0.150%	11/15/13	20,000	19,994
8 CPPIB Capital Inc.	0.150%	11/21/13	74,000	73,975
8 CPPIB Capital Inc.	0.180%	1/16/14	15,000	14,990
8 CPPIB Capital Inc.	0.180%	1/31/14	17,000	16,987
Export Development Canada	0.150%	9/10/13	36,800	36,799
Export Development Canada	0.180%	10/7/13	24,000	23,996
Export Development Canada	0.180%–0.190%	10/8/13	94,000	93,982
Export Development Canada	0.140%	11/1/13	196,000	195,954
Export Development Canada	0.140%	11/5/13	100,000	99,975
Export Development Canada	0.140%	11/12/13	200,000	199,944
Export Development Canada	0.170%	11/15/13	197,000	196,930
Export Development Canada	0.160%	11/18/13	25,000	24,991
Export Development Canada	0.160%	11/19/13	99,000	98,965
Export Development Canada	0.160%	11/22/13	198,000	197,928
Export Development Canada	0.160%	12/2/13	149,000	148,939
Export Development Canada	0.155%	12/9/13	200,000	199,915
5 Hydro-Quebec	0.120%	10/16/13	40,000	39,994
5 Hydro-Quebec	0.100%	11/15/13	20,000	19,996
Province of British Columbia	0.130%	10/10/13	36,000	35,995
Province of British Columbia	0.140%	10/22/13	33,000	32,993
Province of British Columbia	0.150%	11/4/13	49,500	49,487
Province of British Columbia	0.145%	11/12/13	9,775	9,772
Province of British Columbia	0.145%	11/18/13	53,000	52,983
Province of British Columbia	0.150%	11/22/13	50,000	49,983
Province of British Columbia	0.160%	12/4/13	54,500	54,477
Province of British Columbia	0.160%	12/11/13	99,000	98,956
Province of Ontario	0.135%–0.150%	9/6/13	91,900	91,898
Province of Ontario	0.150%	9/12/13	44,000	43,998
Province of Ontario	0.140%	9/19/13	49,500	49,497
Province of Ontario	0.140%	10/4/13	21,000	20,997
Province of Ontario	0.180%	10/7/13	137,750	137,725
Province of Ontario	0.120%	10/8/13	22,000	21,997
Province of Ontario	0.180%	10/9/13	143,000	142,973
Province of Ontario	0.180%	10/11/13	76,000	75,985
Province of Ontario	0.140%–0.170%	10/15/13	150,000	149,971
Province of Ontario	0.140%	10/16/13	12,000	11,998

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Province of Ontario	0.110%	10/29/13	20,000	19,996
Province of Ontario	0.150%	11/1/13	28,000	27,993
Province of Ontario	0.140%	11/5/13	49,500	49,487
Province of Ontario	0.120%	11/6/13	49,000	48,989
Province of Ontario	0.130%–0.150%	11/7/13	110,000	109,972
Province of Ontario	0.100%–0.160%	11/18/13	75,000	74,977
Province of Ontario	0.160%	11/22/13	24,500	24,491
Province of Ontario	0.100%–0.160%	11/25/13	125,000	124,956
Province of Ontario	0.100%	11/26/13	104,000	103,975
Province of Ontario	0.100%	11/27/13	20,000	19,995
Province of Ontario	0.160%	11/29/13	25,000	24,990
Province of Ontario	0.160%	12/5/13	144,000	143,939
Province of Ontario	0.150%	1/21/14	60,000	59,965
8 PSP Capital Inc.	0.200%	10/7/13	19,500	19,496
8 PSP Capital Inc.	0.190%	10/15/13	26,500	26,494
8 PSP Capital Inc.	0.190%	11/12/13	90,000	89,966
8 PSP Capital Inc.	0.190%	11/13/13	156,500	156,440
8 PSP Capital Inc.	0.190%	11/15/13	83,000	82,967
8 PSP Capital Inc.	0.180%	11/18/13	14,500	14,494
8 PSP Capital Inc.	0.190%	11/21/13	29,500	29,487
8 PSP Capital Inc.	0.180%	12/6/13	15,000	14,993
8 PSP Capital Inc.	0.190%	12/11/13	28,000	27,985
8 PSP Capital Inc.	0.190%	12/13/13	24,500	24,487
8 PSP Capital Inc.	0.180%	2/3/14	17,750	17,736
8 PSP Capital Inc.	0.190%	2/18/14	11,750	11,739
5 Quebec	0.150%	9/5/13	32,200	32,199
5 Quebec	0.130%	9/11/13	100,000	99,996
5 Quebec	0.130%–0.150%	9/12/13	245,000	244,990
5 Quebec	0.150%	9/13/13	36,000	35,998
5 Quebec	0.110%–0.120%	10/1/13	103,100	103,090
5 Quebec	0.140%	10/4/13	27,000	26,997
5 Quebec	0.120%	10/10/13	500,000	499,935
5 Quebec	0.120%–0.130%	10/17/13	468,000	467,927
5 Quebec	0.130%	10/24/13	100,000	99,981
5 Quebec	0.120%	11/1/13	22,500	22,495
5 Quebec	0.120%	11/6/13	32,500	32,493
5 Quebec	0.100%	11/19/13	49,500	49,489
5 Quebec	0.100%	11/20/13	503,500	503,388
Queensland Treasury Corp.	0.200%	9/12/13	36,000	35,998
Queensland Treasury Corp.	0.240%	10/15/13	150,000	149,956
Queensland Treasury Corp.	0.240%	10/18/13	75,000	74,976
Queensland Treasury Corp.	0.130%	10/24/13	25,000	24,995
Queensland Treasury Corp.	0.230%–0.240%	10/29/13	151,000	150,943
Queensland Treasury Corp.	0.130%	10/30/13	65,500	65,486
Queensland Treasury Corp.	0.140%	11/6/13	99,000	98,975
Queensland Treasury Corp.	0.150%	11/14/13	30,500	30,491
				9,139,692
Foreign Industrial (5.2%)
5 BASF SE	0.140%	9/20/13	79,000	78,994
5 BASF SE	0.150%	9/25/13	200,000	199,980
5 BASF SE	0.150%	9/26/13	100,000	99,990
5 GlaxoSmithKline Finance plc	0.150%	9/3/13	63,000	62,999
5 GlaxoSmithKline Finance plc	0.140%	9/4/13	236,000	235,997
5 GlaxoSmithKline Finance plc	0.100%–0.120%	10/2/13	245,000	244,976
5 GlaxoSmithKline Finance plc	0.150%	10/9/13	123,500	123,480

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Nestle Capital Corp.	0.200%	9/6/13	47,000	46,999
5 Nestle Capital Corp.	0.250%	9/17/13	10,000	9,999
5 Nestle Capital Corp.	0.190%	10/1/13	600,000	599,905
5 Nestle Capital Corp.	0.140%	10/7/13	396,000	395,945
5 Nestle Capital Corp.	0.140%	10/8/13	68,000	67,990
5 Nestle Capital Corp.	0.150%	11/13/13	368,000	367,888
5 Nestle Capital Corp.	0.145%	11/14/13	113,000	112,966
5 Nestle Capital Corp.	0.120%	11/18/13	214,000	213,944
Nestle Finance International Ltd.	0.150%	9/24/13	230,000	229,978
Nestle Finance International Ltd.	0.150%	9/26/13	115,000	114,988
Nestle Finance International Ltd.	0.200%	10/3/13	235,000	234,958
Nestle Finance International Ltd.	0.200%	10/15/13	45,000	44,989
Nestle Finance International Ltd.	0.200%	10/16/13	98,000	97,976
Nestle Finance International Ltd.	0.140%	11/1/13	228,000	227,946
Nestle Finance International Ltd.	0.140%	11/5/13	53,000	52,987
Nestle Finance International Ltd.	0.125%–0.130%	11/7/13	356,500	356,417
Nestle Finance International Ltd.	0.165%	11/13/13	198,000	197,934
Nestle Finance International Ltd.	0.165%	11/14/13	149,300	149,249
5 Reckitt Benckiser Treasury Services plc	0.140%	9/6/13	99,000	98,998
5 Reckitt Benckiser Treasury Services plc	0.150%	9/16/13	31,444	31,442
5 Reckitt Benckiser Treasury Services plc	0.125%	11/7/13	159,750	159,713
5 Roche Holdings Inc.	0.110%	9/10/13	49,500	49,499
5 Roche Holdings Inc.	0.110%–0.120%	9/12/13	97,000	96,997
5 Roche Holdings Inc.	0.090%	11/8/13	40,300	40,293
5 Sanofi	0.140%	9/19/13	224,000	223,984
5 Sanofi	0.150%	9/20/13	237,100	237,081
5 Sanofi	0.150%	9/25/13	335,000	334,967
5 Sanofi	0.140%	9/27/13	107,200	107,189
5 Siemens Capital Co. LLC	0.120%	9/10/13	200,000	199,994
5 Siemens Capital Co. LLC	0.120%	9/12/13	75,000	74,997
5 Total Capital Canada Ltd.	0.160%	1/13/14	200,000	199,881
5 Total Capital Canada Ltd.	0.140%	2/3/14	72,000	71,957
Toyota Credit Canada Inc.	0.260%	9/17/13	48,500	48,494
Toyota Credit Canada Inc.	0.260%	9/19/13	50,000	49,994
Toyota Credit Canada Inc.	0.220%	10/21/13	19,000	18,994
Toyota Credit Canada Inc.	0.260%	1/2/14	21,000	20,981
Toyota Credit Canada Inc.	0.250%	1/6/14	20,000	19,982
5 Unilever Capital Corp.	0.110%	9/9/13	90,000	89,998
				6,744,909
Industrial (6.8%)
Caterpillar Financial Services Corp.	0.110%	9/3/13	75,000	75,000
Caterpillar Financial Services Corp.	0.110%	9/4/13	58,600	58,600
Caterpillar Financial Services Corp.	0.150%	9/23/13	231,000	230,979
Caterpillar Financial Services Corp.	0.170%	9/26/13	141,000	140,983
5 Chevron Corp.	0.090%	9/3/13	65,000	65,000
5 Chevron Corp.	0.090%	9/4/13	200,000	199,999
Exxon Mobil Corp.	0.130%	10/11/13	495,000	494,928
Exxon Mobil Corp.	0.090%	10/25/13	200,000	199,973
Exxon Mobil Corp.	0.090%	10/30/13	43,000	42,994
Exxon Mobil Corp.	0.090%	10/31/13	300,000	299,955
Exxon Mobil Corp.	0.090%	11/1/13	150,000	149,977
General Electric Co.	0.110%	9/25/13	200,000	199,985
General Electric Co.	0.110%	9/26/13	298,000	297,977
General Electric Co.	0.110%	9/27/13	59,000	58,995
5 Google Inc.	0.150%	11/5/13	21,000	20,994

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Google Inc.	0.120%	11/13/13	99,000	98,976
5 Google Inc.	0.150%	1/15/14	75,000	74,958
5 Google Inc.	0.140%	2/6/14	55,000	54,966
5 Honeywell International Inc.	0.120%	9/23/13	8,900	8,899
5 Honeywell International Inc.	0.120%	9/26/13	50,000	49,996
5 Procter & Gamble Co.	0.110%	10/16/13	24,500	24,497
5 Procter & Gamble Co.	0.150%	11/4/13	471,000	470,874
5 Procter & Gamble Co.	0.100%	11/6/13	75,750	75,736
5 Procter & Gamble Co.	0.100%	11/8/13	62,100	62,088
5 Procter & Gamble Co.	0.090%	11/15/13	75,000	74,986
5 Procter & Gamble Co.	0.140%	11/19/13	124,000	123,962
5 Procter & Gamble Co.	0.090%	11/26/13	204,500	204,456
5 Procter & Gamble Co.	0.080%	11/27/13	36,100	36,093
5 Procter & Gamble Co.	0.080%	12/2/13	40,300	40,292
5 Procter & Gamble Co.	0.080%	12/4/13	149,000	148,969
5 Syngenta Wilmington Inc.	0.100%	9/17/13	55,000	54,998
5 The Coca-Cola Co.	0.200%	9/3/13	163,000	162,998
5 The Coca-Cola Co.	0.180%	10/3/13	98,750	98,734
5 The Coca-Cola Co.	0.180%	10/7/13	208,550	208,512
5 The Coca-Cola Co.	0.180%	10/8/13	100,000	99,982
5 The Coca-Cola Co.	0.180%	10/9/13	100,000	99,981
5 The Coca-Cola Co.	0.140%	10/23/13	99,000	98,980
5 The Coca-Cola Co.	0.140%	10/24/13	100,000	99,979
5 The Coca-Cola Co.	0.140%	10/25/13	100,000	99,979
5 The Coca-Cola Co.	0.190%	11/4/13	187,000	186,937
5 The Coca-Cola Co.	0.180%–0.190%	11/5/13	326,000	325,891
5 The Coca-Cola Co.	0.140%–0.170%	11/6/13	257,500	257,426
5 The Coca-Cola Co.	0.140%	11/8/13	225,000	224,941
5 The Coca-Cola Co.	0.140%	11/12/13	200,000	199,944
5 The Coca-Cola Co.	0.170%	11/19/13	303,750	303,637
5 The Coca-Cola Co.	0.170%	11/20/13	131,000	130,951
5 The Coca-Cola Co.	0.160%	12/5/13	287,000	286,879
5 The Coca-Cola Co.	0.160%	12/6/13	173,000	172,926
5 The Coca-Cola Co.	0.160%	12/9/13	159,000	158,930
5 The Coca-Cola Co.	0.160%	12/10/13	17,000	16,992
5 The Coca-Cola Co.	0.160%	12/11/13	49,000	48,978
5 The Coca-Cola Co.	0.190%	12/19/13	74,000	73,957
5 The Coca-Cola Co.	0.190%	1/3/14	50,000	49,967
5 The Coca-Cola Co.	0.190%	1/7/14	38,000	37,974
5 The Coca-Cola Co.	0.180%	1/8/14	29,000	28,981
5 The Coca-Cola Co.	0.170%	2/10/14	27,000	26,979
5 The Coca-Cola Co.	0.170%	2/27/14	104,000	103,912
5 The Coca-Cola Co.	0.170%–0.180%	3/3/14	215,000	214,810
5 The Coca-Cola Co.	0.170%	3/4/14	125,000	124,891
5 The Coca-Cola Co.	0.170%	3/5/14	85,000	84,926
5 Wal-Mart Stores, Inc.	0.100%	10/16/13	49,500	49,494
5 Wal-Mart Stores, Inc.	0.100%–0.110%	10/17/13	59,250	59,242
5 Wal-Mart Stores, Inc.	0.100%	10/18/13	59,500	59,492
5 Wal-Mart Stores, Inc.	0.100%	10/21/13	29,750	29,746
5 Wal-Mart Stores, Inc.	0.090%	11/1/13	99,500	99,485
5 Wal-Mart Stores, Inc.	0.100%	11/4/13	198,500	198,465
5 Wal-Mart Stores, Inc.	0.100%	11/5/13	99,600	99,582
				8,766,565
Total Commercial Paper (Cost $36,176,080)				36,176,080

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Certificates of Deposit (19.4%)
Domestic Banks (4.0%)
JPMorgan Chase Bank NA	0.160%	10/1/13	730,000	730,000
JPMorgan Chase Bank NA	0.180%	10/1/13	280,000	280,000
JPMorgan Chase Bank NA	0.180%	10/1/13	88,000	88,000
JPMorgan Chase Bank NA	0.180%	10/7/13	219,000	219,000
4 Wells Fargo Bank NA	0.185%	9/11/13	459,000	459,000
4 Wells Fargo Bank NA	0.175%	9/13/13	834,000	834,000
4 Wells Fargo Bank NA	0.175%	10/9/13	414,000	414,000
4 Wells Fargo Bank NA	0.175%	10/10/13	115,000	115,000
4 Wells Fargo Bank NA	0.184%	11/27/13	192,500	192,511
4 Wells Fargo Bank NA	0.176%	2/5/14	495,000	495,000
Wells Fargo Bank NA	0.220%	2/12/14	500,000	500,000
Wells Fargo Bank NA	0.220%	2/19/14	495,000	495,000
4 Wells Fargo Bank NA	0.203%	2/24/14	361,000	361,000
				5,182,511
Eurodollar Certificates of Deposit (6.7%)
4 Australia & New Zealand Banking Group, Ltd.	0.200%	10/11/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.204%	10/17/13	170,000	170,000
4 Australia & New Zealand Banking Group, Ltd.	0.204%	10/24/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.207%	11/1/13	646,000	646,000
4 Commonwealth Bank of Australia	0.175%	9/13/13	50,000	50,000
4 Commonwealth Bank of Australia	0.175%	10/8/13	840,000	840,000
4 Commonwealth Bank of Australia	0.175%	10/15/13	407,000	407,000
4 Commonwealth Bank of Australia	0.174%	11/20/13	126,000	126,000
4 Commonwealth Bank of Australia	0.175%	2/10/14	468,000	468,000
4 Commonwealth Bank of Australia	0.174%	2/19/14	522,000	522,000
4 Commonwealth Bank of Australia	0.173%	2/24/14	706,000	706,000
4 National Australia Bank Ltd.	0.174%	9/18/13	121,000	121,000
4 National Australia Bank Ltd.	0.177%	10/2/13	1,033,000	1,033,000
4 National Australia Bank Ltd.	0.194%	10/21/13	480,000	480,000
4 National Australia Bank Ltd.	0.193%	10/23/13	525,000	525,000
4 National Australia Bank Ltd.	0.196%	12/6/13	64,000	64,000
4 National Australia Bank Ltd.	0.194%	12/18/13	128,000	128,000
4 National Australia Bank Ltd.	0.204%	12/27/13	72,000	72,000
4 National Australia Bank Ltd.	0.206%	1/6/14	50,000	50,000
4 National Australia Bank Ltd.	0.209%	1/27/14	1,319,000	1,319,000
4 National Australia Bank Ltd.	0.214%	2/19/14	41,000	41,000
4 National Australia Bank Ltd.	0.213%	2/28/14	37,000	37,000
				8,669,000
Yankee Certificates of Deposit (8.7%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.176%	12/5/13	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.177%	1/2/14	114,000	114,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	1/10/14	54,500	54,504
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.190%	2/20/14	248,000	247,994
Bank of Montreal (Chicago Branch)	0.180%	9/13/13	590,000	590,000
Bank of Montreal (Chicago Branch)	0.180%	9/16/13	590,000	590,000
Bank of Montreal (Chicago Branch)	0.200%	10/16/13	491,000	491,000
Bank of Montreal (Chicago Branch)	0.150%	10/22/13	465,000	465,000
Bank of Montreal (Chicago Branch)	0.150%	10/24/13	392,000	392,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Bank of Montreal (Chicago Branch)	0.180%	11/8/13	21,000	21,000
Bank of Montreal (Chicago Branch)	0.170%	12/2/13	33,000	33,000
Bank of Nova Scotia (Houston Branch)	0.150%	9/3/13	115,000	115,000
Bank of Nova Scotia (Houston Branch)	0.150%	9/6/13	43,000	43,000
Bank of Nova Scotia (Houston Branch)	0.170%	9/24/13	45,000	45,000
Bank of Nova Scotia (Houston Branch)	0.160%	10/16/13	570,000	569,997
Bank of Nova Scotia (Houston Branch)	0.150%	10/18/13	248,000	248,000
Bank of Nova Scotia (Houston Branch)	0.140%	10/23/13	470,000	469,997
Bank of Nova Scotia (Houston Branch)	0.140%	11/6/13	600,000	599,995
Bank of Nova Scotia (Houston Branch)	0.150%	11/12/13	460,000	459,995
Bank of Nova Scotia (Houston Branch)	0.160%	12/2/13	142,000	141,998
Canadian Imperial Bank of Commerce
(New York Branch)	0.100%	10/15/13	300,000	300,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.080%	11/26/13	250,000	250,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.080%	11/27/13	250,000	250,000
4 Commonwealth Bank of Australia
(New York Branch)	0.186%	9/6/13	127,000	127,000
4 Commonwealth Bank of Australia
(New York Branch)	0.184%	11/18/13	111,000	111,000
4 Toronto Dominion Bank (New York Branch)	0.186%	9/4/13	218,000	218,000
4 Toronto Dominion Bank (New York Branch)	0.185%	9/16/13	175,000	175,000
4 Toronto Dominion Bank (New York Branch)	0.183%	10/23/13	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.186%	11/7/13	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.164%	11/20/13	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.220%	11/22/13	39,500	39,500
4 Toronto Dominion Bank (New York Branch)	0.164%	11/29/13	196,000	196,000
4 Toronto Dominion Bank (New York Branch)	0.175%	12/13/13	161,000	161,000
4 Toronto Dominion Bank (New York Branch)	0.234%	12/20/13	172,000	172,021
4 Toronto Dominion Bank (New York Branch)	0.174%	12/23/13	199,000	199,000
Toronto Dominion Bank (New York Branch)	0.200%	1/15/14	230,000	230,000
Toronto Dominion Bank (New York Branch)	0.220%	2/3/14	400,000	400,000
Toronto Dominion Bank (New York Branch)	0.220%	2/3/14	95,000	95,000
Toronto Dominion Bank (New York Branch)	0.220%	2/5/14	185,000	185,000
Toronto Dominion Bank (New York Branch)	0.220%	2/13/14	175,000	175,000
Toronto Dominion Bank (New York Branch)	0.220%	2/18/14	541,000	541,000
Westpac Banking Corp. (New York Branch)	0.190%	9/30/13	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.184%	10/24/13	73,000	73,000
4 Westpac Banking Corp. (New York Branch)	0.186%	11/4/13	360,000	360,000
4 Westpac Banking Corp. (New York Branch)	0.182%	12/30/13	106,000	106,000
4 Westpac Banking Corp. (New York Branch)	0.184%	12/30/13	50,000	50,000
				11,248,001
Total Certificates of Deposit (Cost $25,099,512)				25,099,512
Repurchase Agreements (0.1%)
Bank of Nova Scotia
(Dated 8/30/13, Repurchase Value $20,000,000,
collateralized by U.S. Treasury Note/Bond
2.000%, 1/15/14; with a value of $20,400,000)	0.040%	9/3/13	20,000	20,000
RBC Capital Markets LLC
(Dated 8/30/13, Repurchase Value $40,091,000,
collateralized by U.S. Treasury Note/Bond
2.000%, 2/15/22; with a value of $40,893,000)	0.030%	9/3/13	40,091	40,091

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
TD Securities (USA) LLC
(Dated 8/30/13, Repurchase Value $12,000,000,
collateralized by U.S. Treasury Note/Bond
0.625%, 8/15/16, and U.S. Treasury Bill
0.000%, 12/26/13; with a value of $12,240,000)	0.030%	9/3/13	12,000	12,000
Total Repurchase Agreements (Cost $72,091)				72,091

			Shares
Money Market Fund (1.3%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,678,903)	0.079%		1,678,903,000	1,678,903

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.5%)
7 Apache County AZ Industrial Development
Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.080%	9/6/13	37,000	37,000
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.080%	9/6/13	35,000	35,000
7 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.060%	9/6/13	79,000	79,000
7 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	9/6/13	29,000	29,000
7 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	9/6/13	42,250	42,250
7 California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	9/6/13	8,800	8,800
7 California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	9/6/13	13,375	13,375
7 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.050%	9/6/13	20,180	20,180
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.050%	9/6/13	11,900	11,900
7 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.050%	9/6/13	9,700	9,700
7 Clark County NV Airport System Revenue VRDO	0.070%	9/6/13	12,200	12,200
7 Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project) VRDO	0.080%	9/6/13	14,300	14,300
7 Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.070%	9/6/13	16,970	16,970
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.050%	9/6/13	10,000	10,000
7 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	9/6/13	16,700	16,700
7 Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.040%	9/6/13	46,700	46,700

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.050%	9/6/13	61,940	61,940
7 District of Columbia Revenue
(World Wildlife Fund Inc.) VRDO	0.080%	9/6/13	19,500	19,500
7 Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the Seneca
Project) VRDO	0.080%	9/6/13	12,325	12,325
7 Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.080%	9/6/13	33,975	33,975
7 Greenville County SC Hospital System Revenue
VRDO	0.050%	9/6/13	13,000	13,000
7 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	9/6/13	11,400	11,400
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.060%	9/6/13	11,955	11,955
7 Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.070%	9/6/13	18,200	18,200
7 Illinois Finance Authority Revenue
(Carle Foundation) VRDO	0.060%	9/6/13	18,225	18,225
7 Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.070%	9/6/13	15,620	15,620
7 Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.060%	9/6/13	27,415	27,415
7 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.080%	9/6/13	39,000	39,000
7 Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health Alliance)
VRDO	0.050%	9/6/13	32,140	32,140
7 Lee Memorial Health System Florida Hospital
Revenue VRDO	0.060%	9/6/13	6,425	6,425
7 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries
of Our Lady Health System Project) VRDO	0.060%	9/6/13	13,900	13,900
7 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.060%	9/6/13	14,600	14,600
7 Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.070%	9/6/13	55,430	55,430
7 Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	9/6/13	4,000	4,000
7 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.050%	9/6/13	11,000	11,000
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.050%	9/6/13	19,320	19,320
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(BJC Health System) VRDO	0.060%	9/6/13	18,000	18,000
7 Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System) VRDO	0.070%	9/6/13	77,535	77,535
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.060%	9/6/13	68,100	68,100

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.060%	9/6/13	32,500	32,500
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.060%	9/6/13	31,300	31,300
7 New York State Housing Finance Agency Housing
Revenue (125 West 31st Street) VRDO	0.080%	9/6/13	42,300	42,300
7 New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing) VRDO	0.080%	9/6/13	17,300	17,300
7 New York State Housing Finance Agency Housing
Revenue (70 Battery Place) VRDO	0.060%	9/6/13	12,800	12,800
7 New York State Housing Finance Agency Housing
Revenue (Clinton Green North) VRDO	0.080%	9/6/13	31,845	31,845
7 New York State Housing Finance Agency Housing
Revenue (Clinton Green South) VRDO	0.080%	9/6/13	11,625	11,625
7 New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.060%	9/6/13	24,500	24,500
7 New York State Housing Finance Agency Housing
Revenue (West 17th Street) VRDO	0.060%	9/6/13	11,710	11,710
7 North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East) VRDO	0.070%	9/6/13	6,910	6,910
7 Oakland University of Michigan Revenue VRDO	0.090%	9/6/13	16,120	16,120
Ohio State University General Receipts Revenue
VRDO	0.060%	9/6/13	6,200	6,200
7 Piedmont SC Municipal Power Agency Revenue
VRDO	0.060%	9/6/13	16,000	16,000
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project) PUT	0.750%	10/17/13	306,500	306,500
7 Raleigh Durham NC Airport Authority Revenue
VRDO	0.060%	9/6/13	8,000	8,000
7 Rhode Island Health & Educational Building Corp.
Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.060%	9/6/13	7,275	7,275
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.060%	9/6/13	16,500	16,500
7 San Francisco CA City & County
International Airport Revenue VRDO	0.060%	9/6/13	33,000	33,000
7 St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.060%	9/6/13	13,000	13,000
7 St. Cloud MN Health Care Revenue
(Centracare Health System) VRDO	0.060%	9/6/13	21,995	21,995
7 Sunshine State Governmental Financing
Commission Florida Revenue
(Miami Dade County Program) VRDO	0.070%	9/6/13	13,800	13,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.070%	9/6/13	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.070%	9/6/13	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.070%	9/6/13	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.090%	9/6/13	16,445	16,445
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.090%	9/6/13	51,990	51,990

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
7	University of Colorado Hospital Authority
	Revenue VRDO	0.070%	9/6/13	21,010	21,010
7	West Virginia Hospital Finance Authority Hospital
	Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.070%	9/6/13	29,555	29,555
7	Wisconsin Health & Educational Facilities
	Authority Revenue (Gundersen Lutheran) VRDO	0.080%	9/6/13	11,000	11,000
7	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.070%	9/6/13	20,855	20,855
7	Wyoming Student Loan Corp. Student
	Loan Revenue VRDO	0.060%	9/6/13	31,180	31,180
Total Tax-Exempt Municipal Bonds (Cost $1,975,215)					1,975,215
Corporate Bonds (0.2%)
Finance (0.2%)
4	Royal Bank of Canada (New York Branch)	0.475%	9/3/13	21,500	21,500
4	Canadian Imperial Bank of Commerce
	(New York Branch)	0.716%	10/31/13	80,000	80,076
	General Electric Capital Corp.	1.875%	9/16/13	54,500	54,536
[4],[8]	Westpac Banking Corp.	0.973%	9/24/13	39,000	39,019
Total Corporate Bonds (Cost $195,131)					195,131
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
	Province of Ontario (Cost $10,507)	1.375%	1/27/14	10,460	10,507
Taxable Municipal Bonds (0.3%)
[7],[8]	BlackRock Municipal Bond Trust TOB VRDO	0.090%	9/3/13	18,105	18,105
[7],[8]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.090%	9/3/13	9,660	9,660
[7],[8]	BlackRock Municipal Income Trust TOB VRDO	0.090%	9/3/13	207,000	207,000
[7],[8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.090%	9/3/13	21,850	21,850
[7],[8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.090%	9/3/13	19,165	19,165
[7],[8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.090%	9/3/13	100,000	100,000
[7],[8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.090%	9/3/13	19,875	19,875
[7],[8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.090%	9/3/13	12,910	12,910
[7],[8]	BlackRock Strategic Municipal Trust TOB VRDO	0.090%	9/3/13	9,820	9,820
[7],[8]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.220%	9/6/13	13,000	13,000
8	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	9/6/13	13,100	13,100
8	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	9/6/13	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (101.5%) (Cost $131,090,606)					131,090,606
Other Assets and Liabilities (-1.5%)
Other Assets					920,873
Liabilities					(2,837,279)
					(1,916,406)
Net Assets (100%)					129,174,200

Prime Money Market Fund

At August 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	129,162,809
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	11,391
Net Assets	129,174,200

Investor Shares—Net Assets
Applicable to 102,140,983,453 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,159,532
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 27,011,262,291 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,014,668
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2013, the aggregate value of these securities was $20,609,460,000, representing 16.0% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $3,180,088,000, representing 2.5% of net assets.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2013
($000)
Investment Income
Income
Interest[1]	209,533
Total Income	209,533
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,308
Management and Administrative—Investor Shares	127,981
Management and Administrative—Institutional Shares	17,697
Marketing and Distribution—Investor Shares	24,956
Marketing and Distribution—Institutional Shares	6,735
Custodian Fees	1,515
Auditing Fees	29
Shareholders’ Reports—Investor Shares	750
Shareholders’ Reports—Institutional Shares	151
Trustees’ Fees and Expenses	165
Total Expenses	183,287
Expense Reduction—Note B	(10,254)
Net Expenses	173,033
Net Investment Income	36,500
Realized Net Gain (Loss) on Investment Securities Sold	1,603
Net Increase (Decrease) in Net Assets Resulting from Operations	38,103
1 Interest income from an affiliated company of the fund was $2,099,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,500	57,450
Realized Net Gain (Loss)	1,603	1,405
Net Increase (Decrease) in Net Assets Resulting from Operations	38,103	58,855
Distributions
Net Investment Income
Investor Shares	(17,736)	(32,517)
Institutional Shares	(18,764)	(24,933)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(36,500)	(57,450)
Capital Share Transactions
Investor Shares	11,946,615	(2,193,142)
Institutional Shares	2,471,452	2,803,343
Net Increase (Decrease) from Capital Share Transactions	14,418,067	610,201
Total Increase (Decrease)	14,419,670	611,606
Net Assets
Beginning of Period	114,754,530	114,142,924
End of Period	129,174,200	114,754,530

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0002	. 0004	.001	.001	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	. 0002	. 0004	.001	.001	.013
Distributions
Dividends from Net Investment Income	(. 0002)	(. 0004)	(. 001)	(. 001)	(. 013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 0002)	(. 0004)	(. 001)	(. 001)	(. 013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.04%	0.06%	0.08%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,160	$90,212	$92,404	$88,684	$96,078
Ratio of Expenses to Average Net Assets	0.16%[2]	0.16%	0.20%	0.23%	0.28%[3]
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	0.06%	0.08%	1.25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in the Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 001	. 001	. 002	. 002	. 015
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	. 001	. 001	. 002	. 002	. 015
Distributions
Dividends from Net Investment Income	(. 001)	(. 001)	(. 002)	(. 002)	(. 015)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 001)	(. 001)	(. 002)	(. 002)	(. 015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.07%	0.11%	0.17%	0.22%	1.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,015	$24,543	$21,739	$19,107	$18,323
Ratio of Expenses to Average Net Assets	0.10%	0.09%	0.09%	0.09%	0.13%[1]
Ratio of Net Investment Income to
Average Net Assets	0.07%	0.11%	0.17%	0.22%	1.40%
1 Includes 0.03% of fees to participate in the Treasury Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2013, the fund had contributed capital of

Prime Money Market Fund

$15,213,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2013, Vanguard’s expenses were reduced by $10,254,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

			Year Ended August 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	133,084,052	133,084,052	103,443,975	103,443,975
Issued in Lieu of Cash Distributions	17,373	17,373	31,844	31,844
Redeemed	(121,154,810)	(121,154,810)	(105,668,961)	(105,668,961)
Net Increase (Decrease)—Investor Shares	11,946,615	11,946,615	(2,193,142)	(2,193,142)
Institutional Shares
Issued	17,154,977	17,154,977	18,703,639	18,703,639
Issued in Lieu of Cash Distributions	18,370	18,370	24,338	24,338
Redeemed	(14,701,895)	(14,701,895)	(15,924,634)	(15,924,634)
Net Increase (Decrease)—Institutional Shares	2,471,452	2,471,452	2,803,343	2,803,343

E. Management has determined that no material events or transactions occurred subsequent to August 31, 2013, that would require recognition in these financial statements. The fund distributed $11,224,000 ($0.000086 per share) of short-term capital gains to shareholders of record on September 20, 2013.

Federal Money Market Fund

Fund Profile
As of August 31, 2013

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
Repurchase Agreements	0.1%
U.S. Government Agency Obligations	99.0
U.S. Treasury Bills	0.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2013, the expense ratio was 0.13%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.14%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2003, Through August 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended August 31, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Federal Money Market Fund	0.01%	0.23%	1.70%	$11,835
Government Money Market Funds
Average	0.00	0.09	1.35	11,436
Citigroup Three-Month U.S. Treasury
Bill Index	0.07	0.17	1.62	11,739

Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2003, Through August 31, 2013
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.82%	0.40%
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
7-day SEC yield (8/31/2013): 0.02%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	0.29%	1.71%

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.4%)
2	Fannie Mae Discount Notes	0.070%–0.140%	9/3/13	27,400	27,400
2	Fannie Mae Discount Notes	0.075%–0.110%	9/4/13	48,552	48,552
2	Fannie Mae Discount Notes	0.080%–0.130%	9/16/13	86,050	86,047
2	Fannie Mae Discount Notes	0.090%–0.100%	9/18/13	135,000	134,994
2	Fannie Mae Discount Notes	0.130%	9/25/13	1,317	1,317
2	Fannie Mae Discount Notes	0.085%–0.140%	10/1/13	51,862	51,858
2	Fannie Mae Discount Notes	0.105%–0.130%	10/2/13	14,000	13,999
2	Fannie Mae Discount Notes	0.130%	10/3/13	4,100	4,099
2	Fannie Mae Discount Notes	0.120%	10/9/13	35,000	34,996
2	Fannie Mae Discount Notes	0.125%	10/15/13	8,000	7,999
2	Fannie Mae Discount Notes	0.070%	10/21/13	3,100	3,100
2	Fannie Mae Discount Notes	0.080%–0.110%	10/23/13	13,330	13,328
2	Fannie Mae Discount Notes	0.110%–0.150%	11/1/13	10,124	10,122
2	Fannie Mae Discount Notes	0.105%–0.115%	11/6/13	42,700	42,692
2	Fannie Mae Discount Notes	0.105%	11/13/13	3,100	3,099
2	Fannie Mae Discount Notes	0.090%	11/18/13	2,225	2,225
2	Fannie Mae Discount Notes	0.080%	11/27/13	5,000	4,999
2	Fannie Mae Discount Notes	0.100%	12/4/13	5,150	5,149
2	Fannie Mae Discount Notes	0.160%	12/11/13	2,500	2,499
2	Fannie Mae Discount Notes	0.080%	12/16/13	2,000	1,999
2	Fannie Mae Discount Notes	0.090%–0.150%	12/18/13	25,592	25,583
2	Fannie Mae Discount Notes	0.143%	12/26/13	30,000	29,986
2	Fannie Mae Discount Notes	0.100%	1/2/14	1,000	1,000
2	Fannie Mae Discount Notes	0.090%–0.110%	1/8/14	15,100	15,094
2	Fannie Mae Discount Notes	0.100%	1/15/14	8,790	8,787
2	Fannie Mae Discount Notes	0.100%–0.110%	1/27/14	7,200	7,197
2	Fannie Mae Discount Notes	0.110%	2/3/14	1,000	999
2	Fannie Mae Discount Notes	0.110%	2/12/14	12,549	12,543
3	Federal Home Loan Bank Discount Notes	0.110%	9/3/13	8,000	8,000
3	Federal Home Loan Bank Discount Notes	0.070%–0.130%	9/4/13	17,850	17,850
3	Federal Home Loan Bank Discount Notes	0.080%–0.093%	9/6/13	35,400	35,400
3	Federal Home Loan Bank Discount Notes	0.078%–0.140%	9/11/13	37,000	36,999
3	Federal Home Loan Bank Discount Notes	0.130%–0.135%	9/13/13	8,700	8,700
3	Federal Home Loan Bank Discount Notes	0.090%	9/20/13	2,300	2,300
3	Federal Home Loan Bank Discount Notes	0.130%	9/23/13	1,400	1,400
3	Federal Home Loan Bank Discount Notes	0.135%	9/26/13	1,000	1,000

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.100%–0.140%	10/2/13	27,700	27,697
3	Federal Home Loan Bank Discount Notes	0.120%	10/4/13	61,100	61,093
3	Federal Home Loan Bank Discount Notes	0.120%–0.135%	10/9/13	23,625	23,622
3	Federal Home Loan Bank Discount Notes	0.070%	10/11/13	2,700	2,700
3	Federal Home Loan Bank Discount Notes	0.120%	10/16/13	10,000	9,998
3	Federal Home Loan Bank Discount Notes	0.075%–0.120%	10/18/13	108,000	107,988
3	Federal Home Loan Bank Discount Notes	0.070%	10/23/13	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.103%	10/25/13	35,000	34,995
3	Federal Home Loan Bank Discount Notes	0.105%	10/30/13	20,000	19,997
3	Federal Home Loan Bank Discount Notes	0.090%	11/1/13	3,200	3,199
3	Federal Home Loan Bank Discount Notes	0.069%–0.080%	11/6/13	64,664	64,655
3	Federal Home Loan Bank Discount Notes	0.080%–0.085%	11/8/13	12,450	12,448
3	Federal Home Loan Bank Discount Notes	0.080%	11/20/13	2,100	2,100
3	Federal Home Loan Bank Discount Notes	0.080%	12/11/13	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.140%	12/13/13	3,600	3,598
3	Federal Home Loan Bank Discount Notes	0.110%	12/18/13	7,000	6,998
3	Federal Home Loan Bank Discount Notes	0.150%	12/20/13	5,000	4,998
3	Federal Home Loan Bank Discount Notes	0.110%	1/8/14	11,500	11,495
3	Federal Home Loan Bank Discount Notes	0.110%	1/10/14	12,600	12,595
3	Federal Home Loan Bank Discount Notes	0.100%	1/16/14	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.100%	1/17/14	10,595	10,591
3	Federal Home Loan Bank Discount Notes	0.085%–0.100%	1/22/14	3,300	3,299
3	Federal Home Loan Bank Discount Notes	0.110%	2/7/14	3,100	3,098
3	Federal Home Loan Bank Discount Notes	0.100%–0.110%	2/14/14	5,195	5,192
3	Federal Home Loan Bank Discount Notes	0.085%	2/21/14	12,000	11,995
[3,4]	Federal Home Loan Banks	0.146%	9/6/13	20,000	20,000
[3,4]	Federal Home Loan Banks	0.133%	11/22/13	30,000	29,999
[3,4]	Federal Home Loan Banks	0.159%	12/26/13	25,000	25,000
[3,4]	Federal Home Loan Banks	0.136%	4/3/14	25,000	25,000
[3,4]	Federal Home Loan Banks	0.124%	4/25/14	30,000	30,000
[3,4]	Federal Home Loan Banks	0.127%	5/1/14	40,000	39,999
[3,4]	Federal Home Loan Banks	0.126%	5/6/14	33,000	33,000
[3,4]	Federal Home Loan Banks	0.126%	6/6/14	60,000	60,000
[3,4]	Federal Home Loan Banks	0.126%	7/3/14	14,000	14,000
[3,4]	Federal Home Loan Banks	0.167%	10/1/14	6,000	5,999
[3,4]	Federal Home Loan Banks	0.134%	12/19/14	41,000	40,997
[2,4]	Federal Home Loan Mortgage Corp.	0.156%	11/4/13	59,000	59,002
[2,4]	Federal National Mortgage Assn.	0.155%	11/8/13	50,000	49,997
[2,4]	Federal National Mortgage Assn.	0.155%	11/14/13	65,000	64,996
[2,4]	Federal National Mortgage Assn.	0.164%	6/20/14	47,000	46,998
[2,4]	Federal National Mortgage Assn.	0.165%	9/11/14	150,000	149,969
[2,4]	Federal National Mortgage Assn.	0.154%	2/27/15	60,000	59,977
[2,4]	Federal National Mortgage Assn.	0.156%	8/5/15	30,000	29,988
2	Freddie Mac Discount Notes	0.075%	9/3/13	5,000	5,000
2	Freddie Mac Discount Notes	0.100%–0.110%	9/4/13	19,400	19,400
2	Freddie Mac Discount Notes	0.100%–0.120%	9/5/13	16,000	16,000
2	Freddie Mac Discount Notes	0.090%–0.125%	9/9/13	10,546	10,546
2	Freddie Mac Discount Notes	0.085%	9/10/13	2,500	2,500
2	Freddie Mac Discount Notes	0.140%	9/13/13	2,300	2,300
2	Freddie Mac Discount Notes	0.080%–0.140%	9/16/13	28,565	28,564
2	Freddie Mac Discount Notes	0.100%–0.130%	9/23/13	42,000	41,997
2	Freddie Mac Discount Notes	0.090%–0.093%	9/30/13	48,400	48,396
2	Freddie Mac Discount Notes	0.090%–0.140%	10/1/13	3,714	3,714
2	Freddie Mac Discount Notes	0.090%	10/3/13	3,500	3,500
2	Freddie Mac Discount Notes	0.075%–0.160%	10/8/13	52,503	52,497

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.110%	10/10/13	5,274	5,273
2 Freddie Mac Discount Notes	0.070%–0.120%	10/15/13	51,365	51,359
2 Freddie Mac Discount Notes	0.090%	10/21/13	10,000	9,999
2 Freddie Mac Discount Notes	0.090%–0.130%	10/22/13	32,100	32,095
2 Freddie Mac Discount Notes	0.080%–0.110%	10/28/13	168,450	168,423
2 Freddie Mac Discount Notes	0.055%–0.130%	11/5/13	19,920	19,916
2 Freddie Mac Discount Notes	0.075%–0.120%	11/12/13	121,320	121,299
2 Freddie Mac Discount Notes	0.115%	11/18/13	3,200	3,199
2 Freddie Mac Discount Notes	0.120%	12/2/13	3,500	3,499
2 Freddie Mac Discount Notes	0.140%	12/3/13	20,000	19,993
2 Freddie Mac Discount Notes	0.100%	12/5/13	4,500	4,499
2 Freddie Mac Discount Notes	0.080%–0.110%	12/9/13	9,401	9,399
2 Freddie Mac Discount Notes	0.105%–0.160%	12/16/13	18,200	18,194
2 Freddie Mac Discount Notes	0.140%	12/23/13	22,468	22,458
2 Freddie Mac Discount Notes	0.138%	12/30/13	30,000	29,986
2 Freddie Mac Discount Notes	0.110%–0.125%	1/14/14	4,700	4,698
2 Freddie Mac Discount Notes	0.100%–0.110%	1/15/14	4,571	4,569
2 Freddie Mac Discount Notes	0.100%	1/21/14	2,370	2,369
2 Freddie Mac Discount Notes	0.100%	1/22/14	7,000	6,997
2 Freddie Mac Discount Notes	0.100%–0.115%	1/23/14	25,444	25,433
2 Freddie Mac Discount Notes	0.100%–0.105%	2/3/14	22,200	22,190
2 Freddie Mac Discount Notes	0.095%–0.110%	2/4/14	16,420	16,412
2 Freddie Mac Discount Notes	0.100%	2/10/14	9,000	8,996
2 Freddie Mac Discount Notes	0.110%–0.130%	2/11/14	4,128	4,126
2 Freddie Mac Discount Notes	0.100%	2/18/14	20,000	19,990
2 Freddie Mac Discount Notes	0.085%–0.110%	2/24/14	29,696	29,683
United States Treasury Bill	0.108%	9/26/13	20,000	19,998
United States Treasury Bill	0.057%	11/14/13	10,000	9,999
United States Treasury Note/Bond	0.750%	9/15/13	13,000	13,003
United States Treasury Note/Bond	0.125%	9/30/13	15,000	15,001
United States Treasury Note/Bond	3.125%	9/30/13	86,407	86,615
United States Treasury Note/Bond	0.500%	10/15/13	10,000	10,005
United States Treasury Note/Bond	2.750%	10/31/13	32,000	32,139
United States Treasury Note/Bond	4.250%	11/15/13	56,487	56,966
United States Treasury Note/Bond	0.500%	11/15/13	66,200	66,256
United States Treasury Note/Bond	0.250%	11/30/13	920	920
United States Treasury Note/Bond	2.000%	11/30/13	36,000	36,169
United States Treasury Note/Bond	0.750%	12/15/13	15,000	15,028
United States Treasury Note/Bond	0.125%	12/31/13	58,439	58,445
United States Treasury Note/Bond	1.500%	12/31/13	70,693	71,022
United States Treasury Note/Bond	4.000%	2/15/14	4,000	4,070
United States Treasury Note/Bond	1.875%	2/28/14	30,000	30,264
United States Treasury Note/Bond	1.750%	3/31/14	90,000	90,859
Total U.S. Government and Agency Obligations (Cost $3,465,809)				3,465,809
Repurchase Agreements (0.1%)
Bank of Nova Scotia
(Dated 8/30/13, Repurchase Value $3,332,000,
collateralized by U.S. Treasury Note/Bond
0.125%, 4/15/18; with a value of $3,399,000)	0.040%	9/3/13	3,332	3,332
Total Investments (98.5%) (Cost $3,469,141)				3,469,141

Federal Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (1.5%)
Other Assets	55,470
Liabilities	(2,942)
52,528
Net Assets (100%)
Applicable to 3,520,946,353 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,521,669
Net Asset Value Per Share	$1.00

At August 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,521,456
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	213
Net Assets	3,521,669

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
 See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2013
($000)
Investment Income
Income
Interest	5,436
Total Income	5,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	105
Management and Administrative	4,540
Marketing and Distribution	649
Custodian Fees	50
Auditing Fees	28
Shareholders’ Reports	38
Trustees’ Fees and Expenses	6
Total Expenses	5,416
Expense Reduction—Note B	(492)
Net Expenses	4,924
Net Investment Income	512
Realized Net Gain (Loss) on Investment Securities Sold	61
Net Increase (Decrease) in Net Assets Resulting from Operations	573

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	512	444
Realized Net Gain (Loss)	61	35
Net Increase (Decrease) in Net Assets Resulting from Operations	573	479
Distributions
Net Investment Income	(512)	(444)
Realized Capital Gain	—	—
Total Distributions	(512)	(444)
Capital Share Transactions (at $1.00 per share)
Issued	345,150	379,852
Issued in Lieu of Cash Distributions	503	435
Redeemed	(927,215)	(1,071,053)
Net Increase (Decrease) from Capital Share Transactions	(581,562)	(690,766)
Total Increase (Decrease)	(581,501)	(690,731)
Net Assets
Beginning of Period	4,103,170	4,793,901
End of Period	3,521,669	4,103,170

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0001	. 0001	. 0002	. 0004	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	. 0001	. 0001	. 0002	. 0004	.011
Distributions
Dividends from Net Investment Income	(. 0001)	(. 0001)	(. 0002)	(. 0004)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 0001)	(. 0001)	(. 0002)	(. 0004)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.01%	0.02%	0.04%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,522	$4,103	$4,794	$6,048	$9,386
Ratio of Expenses to Average Net Assets	0.13%[2]	0.12%[2]	0.19%[2]	0.22%	0.27%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.04%	1.03%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.14% for 2013, 0.16% for 2012, and 0.20% for 2011.
See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2013, the fund had contributed capital of $426,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2013, Vanguard’s expenses were reduced by $492,000 (an effective annual rate of 0.01% of the fund’s average net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2013, that would require recognition in these financial statements. The fund distributed $206,000 ($0.000059 per share) of short-term capital gains to shareholders of record on September 20, 2013.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2013

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.10%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	53 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2013, the expense ratio was 0.08%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.09%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2003, Through August 31, 2013
Initial Investment of $50,000

		Average Annual Total Returns
	Periods Ended August 31, 2013
				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Admiral Treasury Money Market
Fund	0.02%	0.15%	1.61%	$58,672
iMoneyNet Money Fund Report’s
100% Treasury Funds Average	0.00	0.03	1.20	56,343
Citigroup Three-Month U.S. Treasury
Bill Index	0.07	0.17	1.62	58,697

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2003, Through August 31, 2013
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.91%	0.39%
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
7-day SEC yield (8/31/2013): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	0.21%	1.63%

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.9%)
United States Treasury Bill	0.048%–0.120%	9/5/13	836,481	836,476
United States Treasury Bill	0.051%–0.113%	9/12/13	875,000	874,985
United States Treasury Bill	0.048%	9/19/13	725,000	724,983
United States Treasury Bill	0.049%–0.106%	9/26/13	812,233	812,192
United States Treasury Bill	0.052%–0.111%	10/3/13	870,000	869,953
United States Treasury Bill	0.052%	10/10/13	820,000	819,954
United States Treasury Bill	0.043%–0.088%	10/17/13	800,165	800,112
United States Treasury Bill	0.037%	10/24/13	685,000	684,963
United States Treasury Bill	0.030%	10/31/13	740,536	740,499
United States Treasury Bill	0.038%	11/7/13	895,000	894,937
United States Treasury Bill	0.057%	11/14/13	800,000	799,906
United States Treasury Bill	0.055%	11/21/13	840,000	839,896
United States Treasury Bill	0.041%–0.082%	11/29/13	710,000	709,884
United States Treasury Bill	0.078%	12/19/13	100,000	99,976
United States Treasury Bill	0.103%	12/26/13	200,000	199,934
United States Treasury Bill	0.090%	1/2/14	200,000	199,939
United States Treasury Bill	0.074%	1/16/14	125,000	124,965
United States Treasury Bill	0.073%	1/23/14	115,000	114,966
United States Treasury Bill	0.078%	2/20/14	100,000	99,963
United States Treasury Note/Bond	0.125%	9/30/13	300,000	300,014
United States Treasury Note/Bond	3.125%	9/30/13	93,000	93,225
United States Treasury Note/Bond	2.750%	10/31/13	11,426	11,475
Total U. S. Government and Agency Obligations (Cost $11,653,197)				11,653,197
Total Investments (99.9%) (Cost $11,653,197)				11,653,197

Admiral Treasury Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (0.1%)
Other Assets	12,919
Liabilities	(6,591)
6,328
Net Assets (100%)
Applicable to 11,656,283,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,659,525
Net Asset Value Per Share	$1.00

At August 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	11,659,323
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	202
Net Assets	11,659,525

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
 See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2013
($000)
Investment Income
Income
Interest	11,884
Total Income	11,884
Expenses
The Vanguard Group—Note B
Investment Advisory Services	343
Management and Administrative	8,734
Marketing and Distribution	1,890
Custodian Fees	120
Auditing Fees	23
Shareholders’ Reports	50
Trustees’ Fees and Expenses	16
Total Expenses	11,176
Expense Reduction—Note B	(1,281)
Net Expenses	9,895
Net Investment Income	1,989
Realized Net Gain (Loss) on Investment Securities Sold	3
Net Increase (Decrease) in Net Assets Resulting from Operations	1,992

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,989	1,553
Realized Net Gain (Loss)	3	46
Net Increase (Decrease) in Net Assets Resulting from Operations	1,992	1,599
Distributions
Net Investment Income	(1,989)	(1,553)
Realized Capital Gain	—	—
Total Distributions	(1,989)	(1,553)
Capital Share Transactions (at $1.00 per share)
Issued	733,020	865,430
Issued in Lieu of Cash Distributions	1,932	1,508
Redeemed	(2,429,133)	(2,827,163)
Net Increase (Decrease) from Capital Share Transactions	(1,694,181)	(1,960,225)
Total Increase (Decrease)	(1,694,178)	(1,960,179)
Net Assets
Beginning of Period	13,353,703	15,313,882
End of Period	11,659,525	13,353,703

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0002	. 0001	. 0002	. 0003	. 007
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	. 0002	. 0001	. 0002	. 0003	. 007
Distributions
Dividends from Net Investment Income	(. 0002)	(. 0001)	(. 0002)	(. 0003)	(. 007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 0002)	(. 0001)	(. 0002)	(. 0003)	(. 007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.01%	0.02%	0.03%	0.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,660	$13,354	$15,314	$18,726	$25,435
Ratio of Expenses to Average Net Assets	0.08%[2]	0.05%[2]	0.11%[2]	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.01%	0.02%	0.03%	0.74%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2013, 0.10% for 2012, and 0.12% for 2011.
See Note B in the Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2013, the fund had contributed capital of $1,410,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2013, Vanguard’s expenses were reduced by $1,281,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Admiral Treasury Money Market Fund

At August 31, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2013, that would require recognition in these financial statements. The fund distributed $185,000 ($0.000016 per share) of short-term capital gains to shareholders of record on September 20, 2013.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 10, 2013

Special 2013 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 67.8% of income dividends are interest-related dividends.

Special 2013 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2013 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2013	8/31/2013	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.06	$0.76
Institutional Shares	1,000.00	1,000.27	0.50
Federal Money Market Fund	$1,000.00	$1,000.09	$0.55
Admiral Treasury Money Market Fund	$1,000.00	$1,000.05	$0.35
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.70	0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Admiral Treasury Money Market Fund	$1,000.00	$1,024.85	$0.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.15% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.11%; and for the Admiral Treasury Money Market Fund, 0.07%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.12%; for the Admiral Treasury Money Market Fund, 0.08%.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001. [2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. 102013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2013: $57,000
Fiscal Year Ended August 31, 2012: $56,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2013: $5,714,113
Fiscal Year Ended August 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended August 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2013: $1,552,950
Fiscal Year Ended August 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2013: $110,000
Fiscal Year Ended August 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended August 31, 2012.

(d) All Other Fees.

Fiscal Year Ended August 31, 2013: $132,000
Fiscal Year Ended August 31, 2012: $16,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2013: $242,000
Fiscal Year Ended August 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.